Financial Instruments - Summary of Adjustments Related to Equity and Other Investments Without Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Equity and other investments without readily determinable fair values, opening balance	$ 9,649	$ 2,000	$ 0
Additions	0	6,024	2,000
Unrealized gains	0	1,625	0
Equity and other investments without readily determinable fair values, closing balance	$ 9,649	$ 9,649	$ 2,000